Financial liabilities designated at fair value - Narrative (Details) - Financial liabilities designated at fair value £ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation | $	$ 4,421		$ 8,124
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability | $	$ (1,286)		$ 234
HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation | £		£ 246		£ 2,405
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability | £		£ (682)		£ (516)